Income Taxes (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrecognized tax benefits
Balance at beginning of period	$ 4,889,542	$ 4,651,958	$ 4,511,953
Translation adjustment	11,981	237,584	140,005
Balance at end of period	$ 4,901,523	$ 4,889,542	$ 4,651,958